FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Breakdown of swaps (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative financial instruments break down of swaps
Total	R$ 143,754	R$ 28,377
Ineffective portion of hedge	1,289	2,091
(Net) result of transactions with derivatives	(41,985)	R$ 347,870
Foreign currency x CDI
Derivative financial instruments break down of swaps
Total	102,607
CDI x Foreign Currency
Derivative financial instruments break down of swaps
Total	(4,617)
TJLP x CDI
Derivative financial instruments break down of swaps
Total	28,181
IPCA x CDI
Derivative financial instruments break down of swaps
Total	17,886
IGPM x CDI
Derivative financial instruments break down of swaps
Total	(303)
2018/Falling due within one year/Up to 1 year
Derivative financial instruments break down of swaps
Total	82,403
2018/Falling due within one year/Up to 1 year | Foreign currency x CDI
Derivative financial instruments break down of swaps
Total	65,670
2018/Falling due within one year/Up to 1 year | CDI x Foreign Currency
Derivative financial instruments break down of swaps
Total	(4,524)
2018/Falling due within one year/Up to 1 year | TJLP x CDI
Derivative financial instruments break down of swaps
Total	20,838
2018/Falling due within one year/Up to 1 year | IPCA x CDI
Derivative financial instruments break down of swaps
Total	722
2018/Falling due within one year/Up to 1 year | IGPM x CDI
Derivative financial instruments break down of swaps
Total	(303)
2019/From 1 to 2 years
Derivative financial instruments break down of swaps
Total	53,820
2019/From 1 to 2 years | Foreign currency x CDI
Derivative financial instruments break down of swaps
Total	36,937
2019/From 1 to 2 years | CDI x Foreign Currency
Derivative financial instruments break down of swaps
Total	(93)
2019/From 1 to 2 years | TJLP x CDI
Derivative financial instruments break down of swaps
Total	7,343
2019/From 1 to 2 years | IPCA x CDI
Derivative financial instruments break down of swaps
Total	9,633
2020
Derivative financial instruments break down of swaps
Total	1,129
2020 | IPCA x CDI
Derivative financial instruments break down of swaps
Total	1,129
2021 onwards
Derivative financial instruments break down of swaps
Total	6,402
2021 onwards | IPCA x CDI
Derivative financial instruments break down of swaps
Total	R$ 6,402